Inventories, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements Of Inventory Reserves [Abstract]
Inventory Write-down	$ 6,713	$ 42,544	$ 95,136